File No. 333-185469

As filed with the SEC on September 18, 2013

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No.  _1_

(Check appropriate box or boxes)

FEDERATED EQUITY INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire

Dickstein Shapiro LLP

2101 L Street, NW

Washington, DC 20037-1526

(202) 828-2218

It is proposed that this filing will become effective

immediately pursuant to Rule 485(b).

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

PART C. OTHER INFORMATION.

Item 15 Indemnification

(1) Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 2 of Article XI of Registrant’s Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

(2) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

(3) Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the SEC as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16 Exhibits

1.1	Conformed copy of Articles of Restatement of the Registrant and Amendment	(15)
1.2	Amendment No. 13	(17)

2.1	Copy of By-Laws of the Registrant as Restated and Amended;	(3)
2.2	Amendment Nos. 6, 7 and 8	(15)
2.3	Amendment No. 9	(19)
2.4	Amendment No. 10	(20)
2.5	Amendment Nos. 11 and 12	(22)
2.6	Amendment No. 13	(23)

3	Not Applicable

4	Conformed copy of Agreement and Plan of Reorganization.	(+)

5	See exhibits (1)

6.1	Conformed copy of Investment Advisory Contract of the Registrant;	(5)
6.2	Conformed copy of Amendment	(18)
6.3	Conformed copy of Assignment	(20)

7.1	Conformed copy of Distributor's Contract of the Registrant, through and including Exhibit C;	(11)
7.2	Exhibit D	(12)
7.3	Conformed copy of Amendment	(18)
7.4	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
7.5	Class B Shares including Exhibit 1 and Schedule A	(14)
7.6	Conformed copy of Amendment to Class B Shares	(18)
7.7	Amendment to Distributors Contracts between the Federated Funds and Federated Securities Corp.	(20)
7.8	Exhibit E	(31)

8	Not applicable

9.1	Conformed copy of Custodian Contract of the Registrant;	(10)
9.2	Conformed Copy of Custody Fee Schedule	(14)
	Amendment 4 and 5 to the Custody Agreement	(31)

10.1	Conformed copy of the Multiple Class Plan and attached Exhibits	(26)
10.2	The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181)
10.3	Conformed copy of Class B Shares Exhibit to Multiple Class Plan (revised 12/1/09)	(29)
	Conformed copy of Class C Shares Exhibit to Multiple Class Plan (revised 12/14/09	(29)
	Conformed copy of Class F Shares Exhibit to Multiple Class Plan (revised 12/1/09)	(29)
	Conformed copy of Class A Shares Exhibit to Multiple Class Plan (revised 1/31/11)	(30)
	Conformed copy of Class B Shares Exhibit to Multiple Class Plan (revised 1/31/11)	(30)
	Conformed copy of Class C Shares Exhibit to Multiple Class Plan (revised 1/31/11)	(30)
	Conformed copy of Class F Shares Exhibit to Multiple Class Plan (revised 12/31/10)	(30)

11	Opinion and Consent of Counsel as to legality of shares being registered	(32)

12	Opinion regarding tax consequences of Reorganization of FCAF into FEIF	(+)

13.1	The responses described in Item 23(e)(iv) are hereby incorporated by reference.
13.2	Conformed copy of Principal Shareholder Service’s Agreement (Class B Shares) including Exhibit 1 and Schedule A; and Shareholders Services Agreement (Class B Shares)including Exhibit 1 and Schedule A	(14)
13.3	The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 26, 1996. (File Nos. 2-75670 and 811-3375).
13.4	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115)
13.5	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843);
13.6	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843);
13.7	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);
13.8	The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Stock Trust Registration Statement on Form N-1A, filed with the Commission on December 29, 2005. (File Nos. 2-75756 and 811-3385)
13.9	Conformed copy of the Financial Administration and Accounting Services Agreement;	(24)
13.10	Conformed copy of Amendment to the Financial Administration and Accounting Services Agreement;	(26)
13.11	Conformed copy of Amendment to Transfer Agency and Service Agreement	(27)
13.12	Conformed copy of Financial Administration and Accounting Services Agreement dated 3/1/2011	(31)
13.3	Conformed copy of Exhibit 1 to Agreement for Administrative Services revised as of 3/1/12	(31)

14.1	Consent of Independent Registered Public Accounting Firm, KPMG LLP	(32)
14.2	Consent of Independent Registered Public Accounting Firm, Ernst & Young LLP	(32)
14.3	Revised Consent of Independent Registered Public Accounting Firm, KPMG LLP	(33)

15	Not applicable

16.1	Unanimous Consent of Trustees for Power of Attorney	(32)
16.2	Power of Attorney of the Registrant	(32)
16.3	Power of Attorney of Treasurer Lori A. Hensler	(+)

17	Form of Proxy Card	(32)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-6901 and 811-4743)
3	PEA No. 2 filed May 18, 1988
11	PEA No. 21 filed May 29, 1996
12	PEA No. 22 filed May 30, 1997
14	PEA No. 25 filed May 28, 1998
15	PEA No. 26 filed March 29,1999
17	PEA No. 30 filed May 25, 2001
18	PEA No. 31 filed May 28, 2002
19	PEA No. 32 filed May 29, 2003
20	PEA No. 33 filed January 30, 2004
22	PEA No. 35 filed January 27, 2006
23	PEA No. 37 filed November 15, 2006
24	PEA No. 38 filed January 10, 2007
26	PEA No. 42 filed January 28, 2008
27	PEA No. 43 filed January 29, 2009
29	PEA No. 45 filed January 29, 2010
30	PEA No. 46 filed January 27, 2011
31	PEA No. 48 filed March 26, 2012
32	N-14 Registration Statement filed on December 14, 2012 (File Nos. 333-185469 and 811-4743)
33	Pre-Effective Amendment No. 1 to N-14 Registration Statement filed on January 11, 2013 (File Nos. 333-185469 and 811-4743)

Item 17 Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED EQUITY INCOME FUND, INC., has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 18th day of September, 2013.

FEDERATED EQUITY INCOME FUND, INC.
BY: /s/ Todd P. Zerega Todd P. Zerega, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Todd P. Zerega Todd P. Zerega Assistant Secretary	Attorney In Fact For the Persons Listed Below	September 18, 2013
John F. Donahue *	Director
J. Christopher Donahue *	President (Principal Executive Officer)
Lori A. Hensler*	Treasurer (Principal Financial Officer)
Maureen Lally-Green*	Director
Peter E. Madden*	Director
Charles F. Mansfield, Jr.*	Director
Thomas O’Neill*	Director
John S. Walsh*	Director
*By Power of Attorney